Inventories, Net - Schedule of Movements of Inventory Reserves (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movements of Inventory Reserves [Abstract]
Beginning balance	$ 514,021	$ 431,363	$ 431,363	$ 279,985
Addition	678,157	287,946	456,209	151,378
Write off	(256,147)	(316,278)	(373,551)
Ending Balance	$ 936,030	$ 403,031	$ 514,021	$ 431,363